Parent Company Only - Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss) income	$ 379,736	$ 159,768	$ (490,702)	$ (330,934)	$ 48,802	$ 152,977	$ (1,850,096)	$ 414,674
Adjustments to reconcile net income (loss) to net cash flows
Adjustments for amortisation expense						31,722	38,393	34,639
Private Placement derivatives loss (gain)						364,214	2,007,089	(808,523)
Non-cash financial loss (gain)						258,623	161,184	(10,709)
Stock based compensation expense						14,111	17,909	25,263
Interest income						(69,374)	(48,027)	(14,044)
Interest expense			104,556	192,841	271,377	348,764	441,554	404,299
Changes in working capital:
Changes in other liabilities and assets						184,244	128,705	250,351
Changes in related party receivables and payables						12,066	(2,420)	(401)
Net cash flow from operating activities			463,031	882,819	1,711,489	2,082,009	1,371,331	372,665
Cash flows from investing activities
Interest received						71,770	45,631	14,114
Net cash flow used in investing activities						(853,711)	(634,227)	(841,502)
Cash flows from financing activities
Proceeds from initial public offering, net of underwriting discounts and commissions, and offering expenses						243,927	0	0
Taxes paid related to net share settlement of equity awards						(124,109)	0	0
Dividend distribution						(18,949)	(49,634)	(46,462)
Proceeds from exercise of stock options						12,294	0	0
Interest paid						(355,080)	(407,759)	(402,977)
Other						87	0	912
Net cash flow used in financing activities						(247,903)	(479,651)	(80,933)
Net increase (decrease) in cash and cash equivalents						975,959	260,573	(559,633)
Cash and cash equivalents at January 1			1,513,713	1,513,713	1,513,713	1,513,713	1,253,140	1,812,773
Cash and cash equivalents at December 31						2,489,672	1,513,713	1,253,140
Parent Company
Cash flows from operating activities
Net (loss) income						(674,793)	(2,210,574)	748,165
Adjustments to reconcile net income (loss) to net cash flows
Adjustments for amortisation expense						3,408	9,772	9,129
Private Placement derivatives loss (gain)						364,214	2,007,089	(808,523)
Non-cash financial loss (gain)						261,615	107,673	(40,567)
Stock based compensation expense						957	2,613	4,452
Interest income						(7,458)	(9,552)	(5,594)
Interest expense						29,296	85,758	85,760
Changes in working capital:
Changes in other liabilities and assets						(930)	1,728	169
Increase in non-current assets						(3,742)
Changes in related party receivables and payables						5,653	(1,215)	(1,931)
Net cash flow from operating activities						(21,780)	(6,708)	(8,940)
Cash flows from investing activities
Interest received						6,748	8,842	4,884
Net cash flow used in investing activities						6,748	8,842	4,884
Cash flows from financing activities
Proceeds from initial public offering, net of underwriting discounts and commissions, and offering expenses						243,927
Taxes paid related to net share settlement of equity awards						(124,109)
Dividend distribution						(18,229)	(49,291)	(46,462)
Proceeds from exercise of stock options						12,294
Interest paid						(28,586)	(85,048)	(85,050)
Other						87
Net cash flow used in financing activities						85,384	(134,339)	(131,512)
Net increase (decrease) in cash and cash equivalents						70,352	(132,205)	(135,568)
Cash and cash equivalents at January 1			$ 104,053	$ 104,053	$ 104,053	104,053	236,258	371,826
Cash and cash equivalents at December 31						$ 174,405	$ 104,053	$ 236,258